Warrants - Schedule of Warrants Issued (Details) - Triple Point Capital - Promissory Notes	12 Months Ended
Dec. 31, 2016 £ / shares shares
October 3, 2016
Disclosure Of Detailed Information About Warrants [Line Items]
Number of shares | shares	122,935
Warrant price | £ / shares	£ 6.15
Expiration date	12 years from issue date
August 1, 2016
Disclosure Of Detailed Information About Warrants [Line Items]
Number of shares | shares	33,530
Warrant price | £ / shares	£ 6.15
Expiration date	12 years from issue date
December 23, 2016
Disclosure Of Detailed Information About Warrants [Line Items]
Number of shares | shares	33,530
Warrant price | £ / shares	£ 6.15
Expiration date	12 years from issue date